Shareholder Fees	Apr. 30, 2026 USD ($)
Ave Maria Growth Fund | Ave Maria Growth Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Ave Maria Rising Dividend Fund | Ave Maria Rising Dividend Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Ave Maria Undiscovered Fund | Ave Maria Undiscovered Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Ave Maria Value Fund | Ave Maria Value Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Ave Maria World Equity Fund | Ave Maria World Equity Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Ave Maria Growth Focused Fund | Ave Maria Growth Focused Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Ave Maria Value Focused Fund | Ave Maria Value Focused Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Ave Maria Bond Fund | Ave Maria Bond Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0